Note 21 - Segment Information (Detail) - Summary of Long Lived Assets by Physical Location (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Physical Location of Long Lived Assets	$ 26,142	$ 28,330	$ 29,739
Taiwan [ Member]
Physical Location of Long Lived Assets	11,608	12,158	11,815
China [Member]
Physical Location of Long Lived Assets	9,500	11,126	12,991
USA [Member]
Physical Location of Long Lived Assets	4,718	4,713	4,599
Singapore [Member]
Physical Location of Long Lived Assets	155	210	213
Other Location [Member]
Physical Location of Long Lived Assets	$ 161	$ 123	$ 121